Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Intangible Liability Disclosure [Abstract]
Capitalized software development costs	$ 4,308	$ 4,494	$ 4,875
Deferred financing costs	$ 1,602	$ 1,996	$ 1,935